Note 10 - Revolving Credit Facility	12 Months Ended
Jun. 30, 2025
Revolving Credit Facility [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 10 - Revolving Credit Facility

On June 12, 2024, the Company and certain of its subsidiaries entered into consent, joinder and amendment No. 5 (the “Eclipse Amendment No. 5”) to the loan and security agreement dated October 2, 2019, as amended by amendment No. 1, dated March 19, 2021, amendment No. 2, dated January 26, 2022, amendment No. 3, dated June 1, 2022, amendment No. 4 dated March 24, 2023, and the Eclipse Amendment No. 5 (together the “Eclipse Agreement”) with Eclipse Business Capital LLC (“Eclipse”), as agent, and the lenders party thereto (agent and such lenders, collectively, the “Eclipse Lender”). Under the Eclipse Amendment No. 5, which provided for among other things, two loan agreements, a term loan (the “Eclipse Term Loan”) and a revolving credit facility (the “Eclipse Revolving Loan”). The Eclipse Term Loan is described further in Note 11 - Long-Term Debt. The Eclipse Revolving Loan provides for a maximum amount available under the revolving credit facility provided under the Eclipse Agreement of $14.5 million at an interest rate of the secured overnight financing rate as administered by the SOFR Administrator (“SOFR”) plus 4.5%. In addition, the Company is required to pay an unused line fee of 0.5% of the average unused portion of the maximum Eclipse Revolving Loan amount during the immediately preceding month. The ability to make borrowings and obtain advances of revolving loans under the Eclipse Agreement remains subject to a borrowing base and reserve, and availability blockage requirements. The Eclipse Revolving Loan maturity date, as amended, is June 12, 2028, and the effective interest rate was 9.9% as of June 30, 2024.

In the event that, for any reason, all or any portion of the Eclipse Agreement is terminated prior to the scheduled maturity date, in addition to the payment of all outstanding principal and unpaid accrued interest, the Company is required to pay a fee equal to (i) 2.0% of the Eclipse Revolving Loan commitment if such event occurs on or before June 12, 2025, (ii) 1.0% of the Eclipse Revolving Loan commitment if such event occurs after June 12, 2025, but on or before June 12, 2026, and (iii) 0.5% of the Eclipse Revolving Loan commitment if such event occurs after June 12, 2026, but on or before June 12, 2028. The Company may also be required to pay an early termination fee related to the Eclipse Term Loan as further described in Note 11 - Long-Term Debt. The Company may permanently terminate the Eclipse Agreement upon written notice to Eclipse.

The Eclipse Agreement contains customary affirmative covenants, negative covenants and events of default, as defined in the agreement, including covenants and restrictions that, among other things, require the Company to satisfy certain capital expenditure limitations and other financial covenants, and restrict the Company’s ability to incur liens, incur additional indebtedness, make certain dividends and distributions with respect to equity securities, engage in mergers and acquisitions or make asset sales without the prior written consent of Eclipse. A failure to comply with these covenants could permit Eclipse to declare the Company’s obligations under the Eclipse Agreement, together with accrued interest and fees, to be immediately due and payable, plus any applicable additional amounts relating to a prepayment or termination, as described above. As of June 30, 2024, the Company was in compliance with the covenants under the Eclipse Agreement. The Company’s obligations under the Eclipse Agreement are secured by substantially all of the Company’s assets, as defined further in the Eclipse Agreement.

The Company allocated debt issuance costs of $0.1 million related to the Eclipse Revolving Loan, bringing to the total debt issuance costs related to the Eclipse Revolving Loan to $0.2 million, which will be amortized straight-line over the term of the loan. Total interest expense on the Eclipse Revolving Loan, including amortization of deferred financing costs, was $0.1 million and $0.7 million for the years ended June 30, 2024, and 2023. As of June 30, 2024, and 2023, the outstanding amounts drawn on the Eclipse Revolving Loan were $2.4 million and $1.6 million, respectively. The unused revolving credit facility amount as of June 30, 2024, was $5.6 million.